Expense Example - Toews Agility Shares Hedged Risk ETF - Toews Agility Shares Hedged Risk ETF	Jun. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 365